Geographic Information - Net Long-lived Assets by Country (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 822.8	$ 870.6
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	741.2	791.4
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	51.5	49.5
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	19.7	20.5
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	9.4	8.2
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 1.0	$ 1.0